Employee Benefit Plan, Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
EBP, Contribution
For each dollar of a participant's contribution, up to 6% of compensation per pay period, based on the participant's years of service, the Employer makes a matching contribution that increases as follows:

Years of Service	Matching Percentage
Less than four years	50%
Four to nine years	100%
Ten to fourteen years	150%
Fifteen or more years	200%